CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss
Consolidated Profit for the Year	R$ 13,450,753	R$ 16,631,450	R$ 12,799,918
Other Comprehensive Income that will be reclassified subsequently to profit or loss when specific conditions are met:	(897,996)	1,468,651	558,967
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(1,003,155)	1,352,702	475,809
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(1,976,013)	2,926,285	388,481
Gains (Losses) on financial assets previously classified as available-for-sale and reclassified to the income statement (net)		0	7,982
Gains (Losses) on financial assets previously classified as available-for-sale and reclassified to reserves (net)		0	296,802
Income taxes	972,858	(1,573,583)	(217,456)
Cash flow hedges	105,159	115,949	83,158
Valuation adjustments	168,015	270,119	140,811
Amounts transferred to income statement		6,767	(6,767)
Income taxes	(62,856)	(160,937)	(50,886)
Other Comprehensive Income that will not be Reclassified to net Income:	555,624	(675,497)	(366,660)
Defined benefits plan	555,624	(675,497)	(366,660)
Defined benefits plan	1,110,034	(1,358,578)	(418,768)
Income taxes	(554,410)	683,081	52,108
Total Comprehensive Income	13,108,383	17,424,604	12,992,225
Attributable to the parent	13,076,159	17,200,086	12,774,784
Attributable to non-controlling interests	32,224	224,518	217,441
Total Comprehensive Income	R$ 13,108,383	R$ 17,424,604	R$ 12,992,225